INVESTMENT IN SUBSIDIARY UNDERTAKINGS OF THE BANK (Details) - Schedule of Investment in Subsidiary Undertakings of the Bank - Subsidiary undertakings of the Bank - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
INVESTMENT IN SUBSIDIARY UNDERTAKINGS OF THE BANK (Details) - Schedule of Investment in Subsidiary Undertakings of the Bank [Line Items]
At 1 January	£ 34,084	£ 32,656
Additions and capital injections	1,055	1,766
Capital contributions	33	53
Capital repayments	(1,801)	(212)
Disposals	(18)	(20)
Impairment	0	(159)
At 31 December	£ 33,353	£ 34,084